Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	95,000,000	5,313,200	148,000,000
Common stock, shares issued (in shares)	5,807,877	701,808	19,548,969
Common stock, shares outstanding (in shares)	5,807,877	701,808	19,548,969
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized (in shares)	0	2,046,378	57,002,183
Redeemable convertible preferred stock, shares issued (in shares)	0	2,034,548	56,672,658
Redeemable convertible preferred stock, shares outstanding (in shares)	0	2,034,548	56,672,658
Redeemable convertible preferred stock, liquidation value		$ 12,898,697,000	$ 12,898,697,000
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized (in shares)	0	1,833,387	51,069,262
Redeemable convertible preferred stock, shares issued (in shares)		1,833,387	51,069,262
Redeemable convertible preferred stock, shares outstanding (in shares)	0	1,833,387	51,069,262
Redeemable convertible preferred stock, liquidation value		$ 16,000,000,000	$ 16,000,000,000